Financial instruments and financial risk management - Additional information (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jan. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Financial instruments and financial risk management
Impact of net loss	$ (14,539,226)	$ 30,244	$ (11,804)	$ (25,374)	$ 97,239
Percentage of volatility used was increased				10.00%
Derivative financial liabilities		$ 89		$ 89
Increase in derivative liabilities if volatility used was increased by 10%					227,681
Interest rate risk
Financial instruments and financial risk management
Impact of net loss				$ 111,943
Decrease in market interest rates				0.10%
Foreign exchange risk
Financial instruments and financial risk management
Change in the CAD to the USD exchange rate				10.00%
Impact of net loss				$ 33,392	$ 127,253